Net Income Per Share - Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net Loss Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share	9,907,671	902,655	1,117,334
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share	220,781	45,893